6 ACCRUED EXPENSE	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
ACCRUED EXPENSE

6.  ACCRUED EXPENSE

As at 03/31/2017 the Company had accrued expenses of $241,692 compared to $241,692, for the year-end 12/31/2016. Accrued expenses include $29,103 from the IPIC Labor Commission finding, and Disputed liability of $39,308, Other accrued liabilities of $52,259, and Payroll liabilities of $83,120.

6.  ACCRUED EXPENSE

During the year ended December 31, 2015 and 2014, the Company had accrued expenses of $189,433 and $891,532, respectively. During July 2015, Snöbar Holding issued 350,000 shares of class A common stock for $225,000 of accrued payroll liabilities. In September of 2015, Snöbar Holding's officers with the board of directors' approval, forgave an additional $600,000 of accrued payroll liabilities.  This amount was considered forgiveness of debt by a related party and the entire $600,000 was recorded in prior period adjustment towards a reduction of accumulated deficit.